NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in liabilities arising from financing activities

Year Ended December 31, 2022	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2022	77,000	5,048	5,710	14,050	2,189
Changes from financing cash flows	(6,882)	(5,048)	(2,765)	(6,885)	(1,253)
New leases	—	—	—	—	1,781
Interest expenses	3,882	—	—	—	133
Other changes	—	—	463	(12)	65

As of December 31, 2022	74,000	—	3,408	7,153	2,915

Year Ended December 31, 2023	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2023	74,000	—	3,408	7,153	2,915
Changes from financing cash flows	(3,378)	—	3,932	78,520	(1,024)
Foreign exchange difference	—	—	78	—	27
Interest expenses	1,878	—	—	—	99
Disposal of PSTT	(72,500)	—	1,651	—	(1,657)

As of December 31, 2023	—	—	9,069	85,673	360

Year Ended December 31, 2023	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2023	10,728	—	494	1,037	422
Changes from financing cash flows	(477)	—	555	11,066	(145)
Foreign exchange difference	—	—	11	—	4
Interest expenses	265	—	—	—	14
Disposal of PSTT	(10,516)	—	221	—	(244)

As of December 31, 2023	—	—	1,281	12,103	51

Schedule of Cash Outflow for Leases

	2022	2023	2023
	CNY	CNY	US$

Within operating activities	(250)	(323)	(46)
Within financing activities	(1,253)	(1,024)	(145)
Total cash outflow for leases	(1,503)	(1,347)	(191)